Collection Period Ended 30-Sep-2011
Principal Note
Payment Factor
0.00 0.000000
0.00 0.000000
24,127,469.57 0.891987
0.00 1.000000
24,127,469.57
Interest & Principal
Payment
0.00
0.00
24,604,615.32
120,945.67
$24,725,560.99
Total
$598,091.42
57.893213
Class A-4 Notes 2.140000% 120,945.67 1.783333 1.783333
Class A-3 Notes 1.420000% 477,145.75 1.122696
0.000000
Class A-2 Notes 0.700000% 0.00 0.000000 0.000000
Class A-1 Notes 0.309120% 0.00 0.000000
Interest per Interest & Principal Payment
Interest Rate Interest Payment $1000 Face Amount per $1000 Face Amount
Target Overcollateralization Amount 66,190,520.18 12.90%
Current Overcollateralization Amount 66,190,520.18 12.90%
Amount Percentage
Initial Overcollateralization Amount 103,010,874.91 9.40%
Pool Balance
1,150,006,889.88
566,143,299.83
537,106,312.90
Yield Supplement Overcollateralization Amount 54,176,014.97 25,337,608.70 24,001,505.32
Adjusted Pool Balance 1,095,830,874.91 540,805,691.13 513,104,807.58
Overcollateralization 103,010,874.91 69,763,934.16 66,190,520.18
0.000000
Total Note Balance
992,820,000.00
471,041,756.97
446,914,287.40
Class A-4 Notes 67,820,000.00 67,820,000.00 67,820,000.00
0.000000
Class A-3 Notes 425,000,000.00 403,221,756.97 379,094,287.40 56.770517
Class A-2 Notes 220,000,000.00 0.00 0.00
Face Amount
Class A-1 Notes 280,000,000.00 0.00 0.00 0.000000
Balance Balance Balance
Summary
Initial Beginning Ending Principal per $1000
32
Interest Period of the Class A-2, A-3 and A-4 Notes (from... to) 15-Sep-2011 15-Oct-2011 30/360 Days 30
Interest Period of the Class A-1 Notes (from... to) 15-Sep-2011 17-Oct-2011 Actual/360 Days
17
Record Date 14-Oct-2011
Distribution Date 17-Oct-2011
Collection Period (from... to) 1-Sep-2011
Mercedes-Benz Auto Receivables Trust 2010-1
Investor Report

30-Sep-2011
Determination Date 13-Oct-2011
Amounts in USD
Dates
Collection Period No.
30,661,645.77
Aggregate Principal Distributable Amount 24,127,469.57 24,127,469.57 0.00
Regular Principal Distributable Amount 24,127,469.57 24,127,469.57 0.00
Priority Principal Distributable Amount 0.00 0.00 0.00
Interest Distributable Amount Class A Notes 598,091.42 598,091.42 0.00
thereof on Class A-4 Notes 0.00 0.00 0.00
thereof on Class A-3 Notes 0.00 0.00 0.00
thereof on Class A-2 Notes 0.00 0.00 0.00
thereof on Class A-1 Notes 0.00 0.00 0.00
Interest Carryover Shortfall Amount 0.00 0.00 0.00
thereof on Class A-4 Notes 120,945.67 120,945.67 0.00
thereof on Class A-3 Notes 477,145.75 477,145.75 0.00
thereof on Class A-2 Notes 0.00 0.00 0.00
thereof on Class A-1 Notes 0.00 0.00 0.00
Monthly Interest Distributable Amount 598,091.42 598,091.42 0.00
Total Trustee Fee
0.00 0.00 0.00
Due Paid Shortfall
Total Servicing Fee 471,786.08 471,786.08 0.00
Total Distribution
Distribution Detail
Available Funds
30,661,645.77
(9) Excess Collections to Certificateholders 5,464,298.70
Reserve Fund Draw Amount 0.00 (8) Total Trustee Fees [not previously paid under (2)] 0.00
Available Collections
30,661,645.77 (7) Additional Servicing Fee and Transition Costs 0.00
Investment Earnings 154.15 (6) Regular Principal Distributable Amount 24,127,469.57
Advances made by the Servicer 0.00 (5) To Reserve Fund to reach the Reserve Fund Required Amount 0.00
Purchase Amounts 0.00 (4) Priority Principal Distributable Amount 0.00
Recoveries 258,399.00 (3) Interest Distributable Amount Class A Notes 598,091.42
Net Liquidation Proceeds 358.05 (2) Total Trustee Fees (max. $100,000 p.a.) 0.00
Interest Collections 1,938,584.45 Nonrecoverable Advances to the Servicer 0.00
Available Funds
Distributions
Principal Collections 28,464,150.12 (1) Total Servicing Fee 471,786.08
Notice to Investors
Net Investment Earnings on the Collection Account 140.52
Investment Earnings for the Collection Period 154.15
Reserve Fund Deficiency 0.00
Investment Earnings
Net Investment Earnings on the Reserve Fund 13.63
minus Reserve Fund Draw Amount 0.00
Reserve Fund Amount - Ending Balance 2,739,577.19
plus Net Investment Earnings for the Collection Period 13.63 minus Net Investment Earnings 13.63
Reserve Fund Amount - Beginning Balance 2,739,577.19
plus top up Reserve Fund up to the Required Amount 0.00
Reserve Fund and Investment Earnings
Reserve Fund
Reserve Fund Required Amount 2,739,577.19
Cumulative Principal Net Losses as % of Cutoff Date Pool Balance 0.322%
Principal Net Losses 318,327.86
Cumulative Principal Net Losses 3,704,626.76
Principal Net Liquidation Proceeds 0.00
Principal Recoveries 254,508.95
*A receivable is not considered delinquent if the amount past due is less than 10% of the payment due under such receivable
Losses
Current
Principal Gross Losses 572,836.81
Total 537,106,312.90 27,067 100.00%
91-120 Days Delinquent 605,066.57 24 0.11%
61-90 Days Delinquent 863,630.94 30 0.16%
31-60 Days Delinquent 2,853,557.59 132 0.53%
532,784,057.80 26,881 99.20%
Amount Number of Receivables Percentage
Current
Weighted Average Seasoning (months) 11.89 28.70
Delinquency Profile *
Weighted Average APR 4.06% 4.00%
Weighted Average Number of Remaining Payments 50.23 35.06
Pool Factor 46.70%
As of Cutoff Date Current
Principal Gross Losses 572,836.81
Pool Balance end of Collection Period 537,106,312.90 27,067
Principal Collections attributable to Full Pay-offs 10,714,311.46
Principal Purchase Amounts 0.00
566,143,299.83 27,757
Principal Collections 17,749,838.66
Cutoff Date Pool Balance 1,150,006,889.88 38,540
Pool Balance beginning of Collection Period
Pool Statistics
Pool Data
Amount Number of Receivables